American Skandia Life
Assurance Corporation
One Corporate Drive
P.O. Box 883
Shelton, CT 06484-0883
Telephone: (203) 925-1888
FAX: (203) 925-6932

Writer's Direct Dial (203) 402-1279

September 17, 2001

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 33-62793
         Investment Company Act No. 811-5438

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus Supplement for the Stagecoach Extra Credit Variable Annuity, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus supplement in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Marta Collins
Marta Collins, Esq.

cc:      Patrick Scott, Esq.

WellsXT